The Business (Q1) (Details) - USD ($) $ in Thousands	Apr. 26, 2022	Dec. 31, 2017	Feb. 28, 2017
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grants awarded			$ 12,200
Subsequent event | Merger Agreement | Cend
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Expected post-merger ownership in Company by Cend stockholders (percent)	50.00%
Expected post-merger ownership in Company by Company stockholders (percent)	50.00%
Transaction expenses threshold for allocation	$ 250
CLBS16 Treatment of CMD
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grants awarded		$ 1,900